Intangible assets - Significant intangible assets (Details) $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
Alexion Pharmaceuticals, Inc. | Products in development
Disclosure of intangible assets materials
Intangible assets material to entity	$ 2,760
Acerta Pharma
Disclosure of intangible assets materials
Intangible assets material to entity	$ 4,817
Remaining amortisation period of intangible assets material to entity	10 years
ZS Pharma
Disclosure of intangible assets materials
Intangible assets material to entity	$ 2,012
Remaining amortisation period of intangible assets material to entity	9 years
Pearl Therapeutics
Disclosure of intangible assets materials
Intangible assets material to entity	$ 462
Pearl Therapeutics | Minimum
Disclosure of intangible assets materials
Remaining amortisation period of intangible assets material to entity	6 years
Pearl Therapeutics | Maximum
Disclosure of intangible assets materials
Remaining amortisation period of intangible assets material to entity	7 years
C5 franchise (Soliris/Ultomiris) | Alexion Pharmaceuticals, Inc.
Disclosure of intangible assets materials
Intangible assets material to entity	$ 16,040
C5 franchise (Soliris/Ultomiris) | Alexion Pharmaceuticals, Inc. | Minimum
Disclosure of intangible assets materials
Remaining amortisation period of intangible assets material to entity	5 years
C5 franchise (Soliris/Ultomiris) | Alexion Pharmaceuticals, Inc. | Maximum
Disclosure of intangible assets materials
Remaining amortisation period of intangible assets material to entity	13 years
Strensiq, Kanuma and Andexxa | Alexion Pharmaceuticals, Inc.
Disclosure of intangible assets materials
Intangible assets material to entity	$ 4,583
Strensiq, Kanuma and Andexxa | Alexion Pharmaceuticals, Inc. | Minimum
Disclosure of intangible assets materials
Remaining amortisation period of intangible assets material to entity	10 years
Strensiq, Kanuma and Andexxa | Alexion Pharmaceuticals, Inc. | Maximum
Disclosure of intangible assets materials
Remaining amortisation period of intangible assets material to entity	16 years
RSV franchise | MedImmune
Disclosure of intangible assets materials
Intangible assets material to entity	$ 458
Remaining amortisation period of intangible assets material to entity	3 years
MSD
Disclosure of intangible assets materials
Intangible assets material to entity	$ 569
MSD | Minimum
Disclosure of intangible assets materials
Remaining amortisation period of intangible assets material to entity	4 years
MSD | Maximum
Disclosure of intangible assets materials
Remaining amortisation period of intangible assets material to entity	7 years
Daiichi Sankyo | Other intangibles
Disclosure of intangible assets materials
Intangible assets material to entity	$ 937
Daiichi Sankyo | Enhertu
Disclosure of intangible assets materials
Intangible assets material to entity	$ 2,960
Remaining amortisation period of intangible assets material to entity	11 years
BMS's share of Global Diabetes Alliance | Farxiga/Forxiga
Disclosure of intangible assets materials
Intangible assets material to entity	$ 528
Remaining amortisation period of intangible assets material to entity	4 years
Innate Pharma S.A. | Monalizumab
Disclosure of intangible assets materials
Intangible assets material to entity	$ 350